UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2010

ITEM 1.  REPORTS TO STOCKHOLDERS.

                               SEQUOIA FUND, INC.

                                   SEMI-ANNUAL
                                     REPORT
                                   (UNAUDITED)
                                  JUNE 30, 2010

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
                    WITH INCOME DIVIDENDS AND CAPITAL GAINS
                       DISTRIBUTIONS REINVESTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2010. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

               VALUE OF     VALUE OF      VALUE OF
                INITIAL    CUMULATIVE    CUMULATIVE       TOTAL
                $10,000   CAPITAL GAINS  REINVESTED     VALUE OF
PERIOD ENDED: INVESTMENT  DISTRIBUTIONS   DIVIDENDS      SHARES
------------- ----------  -------------  ----------   -----------
July 15, 1970   $ 10,000   $        --   $       --   $    10,000
May 31, 1971      11,750            --          184        11,934
May 31, 1972      12,350           706          451        13,507
May 31, 1973       9,540         1,118          584        11,242
May 31, 1974       7,530         1,696          787        10,013
May 31, 1975       9,490         2,137        1,698        13,325
May 31, 1976      12,030         2,709        2,654        17,393
May 31, 1977      15,400         3,468        3,958        22,826
Dec. 31, 1977     18,420         4,617        5,020        28,057
Dec. 31, 1978     22,270         5,872        6,629        34,771
Dec. 31, 1979     24,300         6,481        8,180        38,961
Dec. 31, 1980     25,040         8,848       10,006        43,894
Dec. 31, 1981     27,170        13,140       13,019        53,329
Dec. 31, 1982     31,960        18,450       19,510        69,920
Dec. 31, 1983     37,110        24,919       26,986        89,015
Dec. 31, 1984     39,260        33,627       32,594       105,481
Dec. 31, 1985     44,010        49,611       41,354       134,975
Dec. 31, 1986     39,290        71,954       41,783       153,027
Dec. 31, 1987     38,430        76,911       49,020       164,361
Dec. 31, 1988     38,810        87,760       55,946       182,516
Dec. 31, 1989     46,860       112,979       73,614       233,453
Dec. 31, 1990     41,940       110,013       72,633       224,586
Dec. 31, 1991     53,310       160,835      100,281       314,426
Dec. 31, 1992     56,660       174,775      112,428       343,863
Dec. 31, 1993     54,840       213,397      112,682       380,919
Dec. 31, 1994     55,590       220,943      117,100       393,633
Dec. 31, 1995     78,130       311,266      167,129       556,525
Dec. 31, 1996     88,440       397,099      191,967       677,506
Dec. 31, 1997    125,630       570,917      273,653       970,200
Dec. 31, 1998    160,700       798,314      353,183     1,312,197
Dec. 31, 1999    127,270       680,866      286,989     1,095,125
Dec. 31, 2000    122,090       903,255      289,505     1,314,850
Dec. 31, 2001    130,240     1,002,955      319,980     1,453,175
Dec. 31, 2002    126,630       976,920      311,226     1,414,776
Dec. 31, 2003    147,610     1,146,523      362,790     1,656,923
Dec. 31, 2004    154,270     1,200,687      379,159     1,734,116
Dec. 31, 2005    155,450     1,331,529      382,059     1,869,038
Dec. 31, 2006    152,750     1,496,788      375,422     2,024,960
Dec. 31, 2007    139,120     1,713,258      342,768     2,195,146
Dec. 31, 2008     95,270     1,265,238      241,397     1,601,905
Dec. 31, 2009    109,900     1,459,533      278,860     1,848,293
June 30, 2010    114,310     1,518,100      290,050     1,922,460

The total amount of capital gains distributions reinvested in shares was $1,413,907, the total amount of dividends reinvested was $124,788.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF SEQUOIA FUND, INC.

Dear Shareholder:

   Sequoia Fund's results for the second quarter of 2010 are shown below with comparable results for the leading market index:

TO JUNE 30, 2010      SEQUOIA FUND    STANDARD & POOR'S 500*
                      -------------   -----------------------
3 Months                 -3.69%                -11.43%
6 Months                  4.01%                 -6.65%
1 Year                   17.46%                 14.43%
5 Years (Annualized)      2.20%                 -0.79%
10 Years (Annualized)     6.06%                 -1.59%

   The performance shown above represents past performance and does not guarantee future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance information shown.

   *THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                          ----------------------------

   Based on activity to the date of this letter, the capital gains distribution will be approximately $3.65 per share and will be distributed in December. We will do our best to keep you informed of any material changes due to sales activity through October 31, 2010. IRS regulations dictate that capital gain distributions are determined by transactions from November 1 of one year to October 31 of the following year.

Sincerely,
/s/ Richard T. Cunniff      /s/ Robert D. Goldfarb       /s/ David M. Poppe
    Richard T. Cunniff          Robert D. Goldfarb           David M. Poppe
       Vice Chairman                President          Executive Vice President

August 20, 2010

                         FEES AND EXPENSES OF THE FUND
                                  (UNAUDITED)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. SHAREHOLDER FEES (fees paid directly from your investment) The Fund does not impose any sales charges, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                         ANNUAL FUND OPERATING EXPENSES

Management Fees                               1.00%
Other Expenses                                0.05%
Total Annual Fund Operating Expenses*         1.05%

* DOES NOT REFLECT RUANE, CUNNIFF & GOLDFARB INC.'S ("RUANE, CUNNIFF & GOLDFARB") CONTRACTUAL REIMBURSEMENT OF A PORTION OF THE FUND'S OPERATING EXPENSES. THIS REIMBURSEMENT IS A PROVISION OF RUANE, CUNNIFF & GOLDFARB'S INVESTMENT ADVISORY AGREEMENT WITH THE FUND AND THE REIMBURSEMENT WILL BE IN EFFECT ONLY SO LONG AS THAT INVESTMENT ADVISORY AGREEMENT IS IN EFFECT. FOR THE YEAR ENDED DECEMBER 31, 2009, THE FUND'S ANNUAL OPERATING EXPENSES NET OF SUCH REIMBURSEMENT WERE 1.01% .

SHAREHOLDER EXPENSE EXAMPLE

   As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

ACTUAL EXPENSES

   The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                               EXPENSES
                                             PAID DURING
                                ENDING          PERIOD*
                BEGINNING       ACCOUNT     JANUARY 1, 2010
                 ACCOUNT         VALUE             TO
                  VALUE         JUNE 30,        JUNE 30,
             JANUARY 1, 2010      2010            2010
             ---------------   ----------   ---------------
Actual                $1,000   $1,040.10           $5.11
Hypothetical
  (5% return
  per year
  less
  expenses)           $1,000   $1,019.79           $5.06

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.01%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                                SECTOR BREAKDOWN
                                   (UNAUDITED)

                                                    PERCENT OF
AS OF JUNE 30, 2010                                 NET ASSETS
----------------------------------                  ----------
U.S. Government Obligations                              20.64
Retailing                                                12.69
Diversified Companies                                    12.37
Aerospace/Defense                                         8.11
Veterinary Diagnostics                                    7.28
Industrial & Construction Supplies                        5.84
Pharmaceuticals                                           5.74
Auto Parts                                                5.31
Flooring Products                                         4.08
Information Processing                                    2.00
IT Consulting and Other Services                          1.97
Investment Banking and Brokerage                          1.91
Automotive Manufacturing                                  1.67
Advertising                                               1.07
Internet Software & Services                              1.00
Other                                                     8.32
                                                    ----------
                                                        100.00
                                                    ==========

The table below shows the changes of the Fund's major positions for the period ended June 30, 2010:

                        % OF ASSETS    % OF ASSETS
POSITION                  6/30/2010     12/31/2009
-----------------------------------------------------
Berkshire Hathaway             12.4%          20.2%
Idexx Laboratories              7.3%           6.8%
TJX Companies Inc.              6.9%           6.3%
Fastenal Company                5.8%           5.1%
Valeant Pharmaceuticals
  International                 5.7%           0.0%
Mohawk Industries               4.1%           4.4%
Martin Marietta                 0.0%           4.0%
                        -----------------------------
                               42.2%          46.8%
                        =============================

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2010 (UNAUDITED)

COMMON STOCKS (79.32%)
                                                                     VALUE
  SHARES                                                            (NOTE 1)
----------                                                      ---------------
           ADVERTISING (1.07%)
   933,743 Omnicom Group Inc                                    $    32,027,385
                                                                ---------------
           AEROSPACE/DEFENSE (8.11%)
   947,406 Precision Castparts Corp                                  97,507,026
23,161,200 Qinetiq Group plc (United Kingdom)                        40,508,939
12,376,114 Rolls-Royce Group plc (United Kingdom)                   103,996,486
                                                                ---------------
                                                                    242,012,451
                                                                ---------------
           AUTO PARTS (5.31%)
 1,549,400 Advance Auto Parts, Inc                                   77,748,892
 1,694,139 O'Reilly Automotive Inc.*                                 80,573,251
                                                                ---------------
                                                                    158,322,143
                                                                ---------------
           AUTOMOTIVE MANUFACTURING (1.67%)
 1,154,660 Porsche Automobil Holding SE (Germany)(a)                 49,833,971
                                                                ---------------
           CONSTRUCTION EQUIPMENT (0.93%)
 1,520,736 Ritchie Bros. Auctioneers Incorporated                    27,707,810
                                                                ---------------
           CRUDE OIL & GAS PRODUCTION (0.20%)
   179,508 Canadian Natural Resources Limited                         5,965,051
                                                                ---------------
           DIVERSIFIED COMPANIES (12.37%)
     3,070 Berkshire Hathaway Inc. Class A*                         368,400,000
    10,500 Berkshire Hathaway Inc. Class B*                             836,745
                                                                ---------------
                                                                    369,236,745
                                                                ---------------
           DIVERSIFIED MANUFACTURING (0.95%)
   765,664 Danaher Corporation.                                      28,421,448
                                                                ---------------
           ELECTRONIC MANUFACTURING SERVICES (0.07%)
    77,500 Trimble Navigation Limited*                                2,170,000
                                                                ---------------
           FLOORING PRODUCTS (4.08%)
 2,657,723 Mohawk Industries Inc.*                                  121,617,404
                                                                ---------------
           FREIGHT TRANSPORTATION (0.33%)
   281,300 Expeditors International Inc                               9,707,663
                                                                ---------------
           HEALTHCARE (0.95%)
   418,000 Becton, Dickinson and Company                             28,265,160
                                                                ---------------

                                                         VALUE
  SHARES                                                (NOTE 1)
---------                                            --------------
          INDUSTRIAL & CONSTRUCTION SUPPLIES (5.84%)
3,475,384 Fastenal Company                            $ 174,429,523
                                                     --------------
          INDUSTRIAL GASES (0.91%)
  359,017 Praxair, Inc                                   27,281,702
                                                     --------------
          INFORMATION PROCESSING (2.00%)
  298,457 MasterCard Inc                                 59,551,125
                                                     --------------
          INSURANCE BROKERS (0.72%)
1,124,830 Brown & Brown Inc                              21,529,246
                                                     --------------
          INTERNET SOFTWARE & SERVICES (1.00%)
   67,037 Google Inc.*                                   29,828,113
                                                     --------------
          INVESTMENT BANKING & BROKERAGE (1.91%)
  435,000 The Goldman Sachs Group Incorporated           57,102,450
                                                     --------------
          IT CONSULTING & OTHER SERVICES (1.97%)
  477,000 International Business Machines Corp           58,899,960
                                                     --------------
          LABORATORY SUPPLIES (0.07%)
   19,247 Mettler-Toledo International Inc.*              2,148,543
                                                     --------------
          PHARMACEUTICALS (5.74%)
   39,300 Johnson & Johnson                               2,321,057
3,230,000 Valeant Pharmaceuticals International*        168,896,700
                                                     --------------
                                                        171,217,757
                                                     --------------
          PRINTING (0.91%)
1,912,072 De La Rue plc (United Kingdom)                 27,063,467
                                                     --------------
          PROPERTY AND CASUALTY INSURANCE (0.56%)
  605,000 W. R. Berkley Corporation                      16,008,300
   21,000 Verisk Analytics, Inc.*                           627,900
                                                     --------------
                                                         16,636,200
                                                     --------------
          RETAILING (12.69%)
   39,666 Costco Wholesale Corporation                    2,174,887
1,368,875 Target Corporation                             67,307,584
4,934,190 TJX Companies, Inc                            206,989,271
2,112,783 Walgreen Company                               56,411,306
  949,032 Wal-Mart Stores, Inc                           45,619,967
                                                     --------------
                                                        378,503,015
                                                     --------------
          TRUCK MANUFACTURING (0.80%)
  598,026 PACCAR Inc                                     23,843,297
                                                     --------------
          VETERINARY DIAGNOSTICS (7.28%)
3,569,678 Idexx Laboratories Inc.+*                     217,393,390
                                                     --------------
          Miscellaneous Securities (0.88%)(b)            26,375,835
                                                     --------------
          TOTAL COMMON STOCKS (Cost $1,529,404,179)  $2,367,090,854
                                                     --------------

 PRINCIPAL                                                                  VALUE
   AMOUNT                                                                  (NOTE 1)
------------                                                            --------------
             U.S. GOVERNMENT OBLIGATIONS (20.64%)
$616,000,000 U.S. Treasury Bills, 0.07% due 7/29/2010 through 8/12/2010  $ 615,954,119
                                                                        --------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
             (Cost $615,954,119)                                           615,954,119
                                                                        --------------
             TOTAL INVESTMENTS (99.96%)++
             (Cost $2,145,358,298)                                       2,983,044,973
             OTHER ASSETS LESS LIABILITIES (0.04%)                           1,274,247
                                                                        --------------
             NET ASSETS (100.00%)                                       $2,984,319,220
                                                                        ==============

 +  Refer to Note 8.
++  The cost for federal income tax purposes is identical.
 *  Non-income  producing.
(a) The Fund is invested in preference shares of Porsche Automobil Holding SE which possess the same economic interest as Porsche common stock but have no voting rights.
(b) "Miscellaneous Securities" include holdings in their initial period of acquisition that have not previously been publicly disclosed.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2010, there were no significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  U. S. GOVERNMENT
VALUATION INPUTS                                 COMMON STOCKS       OBLIGATIONS          TOTAL
----------------                                 --------------   ----------------   --------------
Level 1 -- Quoted Prices                         $2,367,090,854                 --   $2,367,090,854
Level 2 -- Other Significant Observable Inputs *             --       $615,954,119      615,954,119
                                                 --------------   ----------------   --------------
Total                                            $2,367,090,854       $615,954,119   $2,983,044,973
                                                 ==============    ===============   ==============

* REPRESENTS U.S. TREASURY BILLS WITH REMAINING MATURITIES OF 60 DAYS OR LESS WHICH ARE VALUED AT THEIR AMORTIZED COST.

The accompanying notes are an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2010 (UNAUDITED)

ASSETS:
   Investments in securities, at value (Note 1)
      Unaffiliated companies (cost $2,055,634,238)                               $2,765,651,583
      Affiliated companies (cost $89,724,060) (Note 8)                              217,393,390
                                                                                 --------------
   Total investment in securities (cost $2,145,358,298)                           2,983,044,973
   Cash on deposit with custodian                                                     3,565,384
   Receivable for capital stock sold                                                  1,138,915
   Dividends receivable                                                               2,023,196
   Other assets                                                                          28,964
                                                                                 --------------
      Total assets                                                                2,989,801,432
                                                                                 --------------
LIABILITIES:
   Payable for capital stock repurchased.                                             2,394,102
   Payable for investment securities purchased                                          371,504
   Accrued investment advisory fee                                                    2,567,451
   Accrued other expenses.                                                              149,155
                                                                                 --------------
      Total liabilities                                                               5,482,212
                                                                                 --------------
Net assets applicable to 26,107,853 shares of capital stock outstanding (Note 4) $2,984,319,220
                                                                                 ==============
Net asset value, offering price and redemption price per share                          $114.31
                                                                                 ==============
NET ASSETS CONSIST OF:
   Capital (par value and paid in surplus) $.10 par value stock,
      100,000,000 shares authorized                                              $2,051,013,147
   Undistributed net realized gains on investments (Note 5)                          95,619,398
   Unrealized appreciation                                                          837,686,675
                                                                                 --------------
      Total Net Assets                                                           $2,984,319,220
                                                                                 ==============


The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

INVESTMENT INCOME:
   Income:
     Dividends, net of $162,946 foreign tax withheld                               $ 9,431,924
     Interest                                                                          214,129
                                                                                  -------------
           Total income                                                              9,646,053
                                                                                  -------------
   Expenses:
     Investment advisory fee (Note 2)                                               14,901,381
     Legal and auditing fees                                                            91,918
     Stockholder servicing agent fees                                                  294,628
     Custodian fees                                                                     40,000
     Directors fees and expenses (Note 6)                                              141,684
     Other                                                                              73,572
                                                                                  -------------
           Total expenses                                                           15,543,183
   Less expenses reimbursed by Investment Adviser (Note 2)                             568,000
                                                                                  -------------
           Net expenses                                                             14,975,183
                                                                                  -------------
           Net investment loss                                                      (5,329,130)
                                                                                  -------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Realized gain (loss) on:
     Investments:
        Unaffiliated companies                                                     192,003,343
        Affiliated companies (Note 8)                                                2,855,501
     Foreign currency transactions                                                     (85,965)
                                                                                  -------------
           Net realized gain on investments and foreign currencies                 194,772,879
                                                                                  -------------
   Net increase (decrease) in unrealized appreciation on:
     Investments:
        Unaffiliated companies                                                     (99,688,054)
        Affiliated companies (Note 8)                                               24,508,368
                                                                                  -------------
           Net decrease in unrealized appreciation on investments                  (75,179,686)
                                                                                  -------------
           Net realized and unrealized gain on investments and foreign currencies  119,593,193
                                                                                  -------------
Net increase in net assets from operations                                        $114,264,063
                                                                                  =============

The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS
                                                                           ENDED 6/30/10           YEAR ENDED
                                                                             (UNAUDITED)             12/31/09
                                                                       -----------------------------------------
INCREASE/(DECREASE) IN NET ASSETS:
   From operations:
     Net investment income (loss)                                        $    (5,329,130)     $       172,532
     Net realized gain on investments and foreign currencies                 194,772,879            7,653,549
     Net increase (decrease) in unrealized appreciation on investments       (75,179,686)         370,969,780
                                                                       -----------------------------------------
        Net increase in net assets from operations                           114,264,063          378,795,861
   Distributions to shareholders from:
     Net investment income                                                            --             (582,316)
     Net realized gains                                                               --               (5,604)
   Capital share transactions (Note 4)                                         2,283,194            3,371,424
                                                                       -----------------------------------------
        Total increase.                                                      116,547,257          381,579,365
NET ASSETS:
   Beginning of period                                                     2,867,771,963        2,486,192,598
                                                                       -----------------------------------------
   End of period (including undistributed net investment income of
     $0 and $0, respectively)                                             $2,984,319,220       $2,867,771,963
                                                                       =========================================


The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Sequoia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined under the supervision of the Board of Directors. Securities traded on a national securities exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with the NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

     Securities traded on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is primarily traded. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the New York Stock Exchange on that day.

     U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     When reliable market quotations are insufficient or not readily available at time of valuation or when the Investment Adviser determines that the prices or values available do not represent the fair value of a security, such security is valued as determined in good faith by the Investment Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors.

     FOREIGN CURRENCIES: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date.

F. INDEMNIFICATION: The Fund's officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

     The Fund retains Ruane, Cunniff & Goldfarb Inc. as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the "Investment Adviser") provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is contractually obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2010 and the Investment Adviser reimbursed the Fund $568,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

     For the six months ended June 30, 2010, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $14,901,381 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $249,292 to Ruane, Cunniff & Goldfarb LLC, the Fund's distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2010.

NOTE 3--PORTFOLIO TRANSACTIONS:

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2010 were $364,091,265 and $546,818,566, respectively. Included in proceeds of sales is $36,760,398 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $31,383,988.

     At June 30, 2010 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $947,227,191 and $109,540,516, respectively.

NOTE 4--CAPITAL STOCK:

     At June 30, 2010 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2010 and the year ended December 31, 2009 were as follows:

                                                           2010                  2009
                                                  ---------------------- -------------------------
                                                   SHARES       AMOUNT    SHARES        AMOUNT
                                                  --------- ------------ ---------- --------------
Shares sold                                       1,252,091 $146,034,512 3,033,183    $296,063,317
Shares issued to stockholders on reinvestment of:
   Net investment income                                 --           --     4,351         463,286
   Net realized gains on investments                     --           --        35           3,490
                                                  --------- ------------ ---------- --------------
                                                  1,252,091  146,034,512 3,037,569     296,530,093
Shares repurchased                                1,239,741  143,751,318 3,039,271     293,158,669
                                                  --------- ------------ ----------  -------------
Net increase (decrease)                              12,350  $ 2,283,194    (1,702)    $ 3,371,424
                                                  ========= ============ ==========  =============
NOTE 5--FEDERAL INCOME TAXES:

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2010 permanent differences primarily due to a net investment loss not deductible for tax purposes, realized gains on redemptions in kind not recognized for tax purposes and different book and tax treatment of net realized losses on foreign currency transactions resulted in a net decrease in net accumulated investment loss of $5,329,130 and undistributed net realized gains on investments of $31,275,023 with a corresponding increase in paid in surplus of $25,945,893. These reclassifications had no effect on net assets.

     There were no distributions paid during the six months ended June 30, 2010. The tax character of distributions paid during the year ended December 31, 2009 was as follows:

                           2009
                         --------
Distributions paid from:
Ordinary income          $583,480
Long-term capital gains     4,440
                         --------
     Total distributions $587,920
                         ========

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain $ 95,619,398
Unrealized appreciation       837,686,675
                             ------------
                             $933,306,073
                             ============

     As of December 31, 2009, the Fund had $61,261,516 of capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders and expire December 31, 2017. The Fund had net realized losses of $6,616,942 during the period November 1, 2009 through December 31, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending December 31, 2010. These "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. The Fund anticipates currently utilizing all of the above loss carryforwards to offset capital gains.

     The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the positions are "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the Fund's tax positions taken on federal income tax returns for all open years (tax years ended December 31, 2006 through December 31, 2009) and has concluded that no provision for unrecognized benefits or expenses is required in these financial statements.

NOTE 6--DIRECTORS FEES AND EXPENSES:

     Directors who are not deemed "interested persons" receive fees of $10,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2010 was $141,684.

NOTE 7--INTERIM FINANCIAL STATEMENTS:

     The interim financial statements have not been examined by the Fund's independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8--AFFILIATED COMPANIES:

     Portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies." The total value and cost of the Fund's investment in an affiliated company at June 30, 2010 aggregated $217,393,390 and $89,724,060, respectively. The summary of transactions for the affiliate during the period of its affiliation for the six months ended June 30, 2010 is provided below:

                            PURCHASES           SALES
                           ------------- -------------------  REALIZED   DIVIDEND
AFFILIATE                  SHARES  COST  SHARES      COST       GAIN      INCOME
---------                  ------  ----- ------   ----------  ---------- --------
Idexx Laboratories Inc.        --   --   66,500   $1,432,331  $2,855,501     --

NOTE 9--SUBSEQUENT EVENTS:

     Accounting principles generally accepted in the United States of America require the Fund to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 10--NEW ACCOUNTING PRONOUNCEMENT:

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

NOTE 11--FINANCIAL HIGHLIGHTS:


                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2010     -----------------------------------------------------------------
                                             (UNAUDITED)          2009           2008         2007        2006        2005
                                           --------------     -----------    ------------   ---------   ---------   -----------
Per Share Operating Performance (for a
   share outstanding throughout
   the period)
Net asset value, beginning of period            $ 109.90       $ 95.27          $ 139.12    $ 152.75    $ 155.45    $ 154.27
                                           ----------------   -----------    ------------   ---------   ---------   -----------
Income from investment operations:
   Net investment income (loss)                    (0.21)       0.00(a)             0.40        0.46       (0.70)      (0.75)
   Net realized and unrealized gains
     (losses) on investments                        4.62         14.65            (37.11)      13.48       13.60       12.57
                                           ----------------   -----------    ------------   ---------   ---------   -----------
     Total from investment operations               4.41         14.65            (36.71)      13.94       12.90       11.82
                                           ----------------   ------------   ------------   ---------   ---------   -----------
Less distributions:
   Dividends from net investment income.           (0.00)        (0.02)            (0.42)      (0.45)      (0.00)      (0.00)
   Distributions from net realized gains .         (0.00)        (0.00)(a)         (6.72)     (27.12)     (15.60)     (10.64)
                                           ----------------   ------------   ------------   ---------   ---------   -----------
     Total distributions                           (0.00)        (0.02)            (7.14)     (27.57)     (15.60)     (10.64)
                                           ----------------   ------------   ------------   ---------   ---------   -----------
Net asset value, end of period                  $ 114.31      $ 109.90       $     95.27    $ 139.12    $ 152.75    $ 155.45
                                           ================   ============   ============   =========   =========   ===========
Total Return                                        4.01%+       15.38%           -27.03%       8.40%       8.34%       7.78%
Ratios/Supplemental data
Net assets, end of period (in millions)         $2,984.3      $2,867.8          $2,486.2    $3,513.5    $3,599.8    $3,573.3
Ratio of expenses to average net assets:
   Before expense reimbursement                     1.04%++       1.05%             1.04%       1.03%       1.03%       1.03%
   After expense reimbursement.                     1.00%++       1.01%             1.00%       1.00%       1.00%       1.00%
Ratio of net investment income
   (loss) to average net assets                    -0.35%++       0.01%             0.33%       0.29%      -0.46%      -0.47%
Portfolio turnover rate                               15%+          15%               12%         13%         14%          8%

 +  Not annualized
++  Annualized
(a) Represents less than $0.01   per share.

OTHER INFORMATION (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund-reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

                    This page was intentionally left blank.

SEQUOIA FUND, INC.
767 FIFTH AVENUE, SUITE 4701
NEW YORK, NEW YORK 10153-4798
(800) 686-6884
Website: www.sequoiafund.com

DIRECTORS
  Richard T. Cunniff
  Robert D. Goldfarb
  David M. Poppe
  Vinod Ahooja, Chairman of the Board
  Roger Lowenstein
  C. William Neuhauser
  Sharon Osberg
  Robert L. Swiggett

OFFICERS
  Richard T. Cunniff     -- VICE CHAIRMAN
  Robert D. Goldfarb     -- PRESIDENT
  David M. Poppe         -- EXECUTIVE VICE PRESIDENT
  Joseph Quinones, Jr.   -- VICE PRESIDENT, SECRETARY,
                            TREASURER & CHIEF COMPLIANCE
                            OFFICER
  Michael Valenti        -- ASSISTANT SECRETARY

INVESTMENT ADVISER
  Ruane, Cunniff & Goldfarb Inc.
  767 Fifth Avenue, Suite 4701
  New York, New York 10153-4798

DISTRIBUTOR
  Ruane, Cunniff & Goldfarb LLC
  767 Fifth Avenue, Suite 4701
  New York, New York 10153-4798

CUSTODIAN
  The Bank of New York
  MF Custody Administration Department
  One Wall Street, 25th Floor
  New York, New York 10286

REGISTRAR AND SHAREHOLDER SERVICING AGENT
  DST Systems, Inc.
  P.O. Box 219477
  Kansas City, Missouri 64121

LEGAL COUNSEL
  Seward & Kissel LLP
  One Battery Park Plaza
  New York, New York 10004

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS

(a) The Schedule of Investments is Included in Item 1, Reports to Stockholders.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 31, 2010

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 31, 2010